CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Limited partners’ equity	Foreign currency translation	Revaluation surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Investments in equity securities	Total limited partners’ equity	Preferred limited partners’ equity	Preferred equity	Perpetual subordinated notes	BEPC exchangeable shares	Participating non-controlling interests – in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Beginning balance at Dec. 31, 2018	$ 19,402	$ (927)	$ (652)	$ 6,120	$ (6)	$ (34)	$ 4	$ 4,505	$ 707	$ 568			$ 10,289	$ 67	$ 3,266
Net income (loss)	80	(88)						(88)	44	26			113	50	(65)
Other comprehensive income (loss)	1,945		(35)	544	(4)	1	19	525		28			1,004	7	381
Capital contributions	(674)												(674)
Preferred LP units issued	126								126
Disposals	(172)												(172)
Distributions or dividends declared	(1,607)	(370)						(370)	(44)	(26)			(844)	(55)	(268)
Distribution reinvestment plan	6	6						6
Other	26	265	(13)	(242)	1	1	(11)	1		1			22	(1)	3
Change in year	1,078	(187)	(48)	302	(3)	2	8	74	126	29			797	1	51
Ending balance at Dec. 31, 2019	20,480	(1,114)	(700)	6,422	(9)	(32)	12	4,579	833	597		$ 0	11,086	68	3,317
Net income (loss)	(45)	(184)						(184)	54	25		(49)	180	62	(133)
Other comprehensive income (loss)	2,274		(249)	827		(6)	5	577		12		152	1,112	8	413
Capital contributions	520												520
Preferred LP units issued	195								195
Return of capital	(147)												(147)
Disposals	(15)	17		(17)									(15)
Distributions or dividends declared	(1,415)	(349)						(349)	(54)	(25)		(116)	(551)	(70)	(250)
Distribution reinvestment plan	6	6						6
Special distribution/TerraForm Power acquisition	0	634	280	(1,465)	2	1	(13)	(561)				2,134	(1,101)	(10)	(462)
Other	(86)	2	(51)	(172)	1	(2)	(1)	(223)				287	16	(2)	(164)
Change in year	1,287	126	(20)	(827)	3	(7)	(9)	(734)	195	12		2,408	14	(12)	(596)
Ending balance at Dec. 31, 2020	21,767	(988)	(720)	5,595	(6)	(39)	3	3,845	1,028	609	$ 0	2,408	11,100	56	2,721
Net income (loss)	(66)	(191)						(191)	55	26	12	(119)	209	77	(135)
Other comprehensive income (loss)	2,766		(116)	938	7	(11)	1	819		4		513	839	12	579
Issuance of perpetual subordinated notes	592										592
Capital contributions	1,121												1,121
Redemption of Preferred Limited Partner Units	(147)								(147)
Disposals	(395)	38		(38)									(395)
Distributions or dividends declared	(1,769)	(335)						(335)	(55)	(26)	(12)	(209)	(810)	(85)	(237)
Distribution reinvestment plan	9	9						9
Other	118	(49)	(6)	(1)	(1)	2		(55)				(31)	239	(1)	(34)
Change in year	2,229	(528)	(122)	899	6	(9)	1	247	(147)	4	592	154	1,203	3	173
Ending balance at Dec. 31, 2021	$ 23,996	$ (1,516)	$ (842)	$ 6,494	$ 0	$ (48)	$ 4	$ 4,092	$ 881	$ 613	$ 592	$ 2,562	$ 12,303	$ 59	$ 2,894